Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of shareholders' capital

	Number of Common Shares (000s)	Amount
Balance, December 31, 2015	210,583	$4,296,831
Transfer from contributed surplus on vesting and conversion of share awards	958	14,522
Issued for cash	21,908	115,014
Issuance costs, net of tax	—	(3,706)
Balance, December 31, 2016	233,449	$4,422,661
Transfer from contributed surplus on vesting and conversion of share awards	2,002	20,915
Balance, December 31, 2017	235,451	$4,443,576